Commitments - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating lease [abstract]
Rent expense	€ 27	€ 27	€ 29